UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09833

Investment Grade Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Investment Grade Income Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds - 30.0%
Security	Principal Amount (000's omitted)	Value
Aerospace / Defense - 1.1%
Lockheed Martin Corp., 7.20%, 5/1/36	$665	$862,102
United Technologies Corp., 7.00%, 9/15/06	275	284,727
		$1,146,829
Banks - 4.5%
Inter-American Development Bank, 6.95%, 8/1/26	$220	$283,068
Inter-American Development Bank, 8.40%, 9/1/09	1,000	1,167,079
State Street Corp., 7.35%, 6/15/26	1,510	1,945,448
US Bancorp, 7.50%, 6/1/26	1,000	1,314,957
		$4,710,552
Beverages - 1.3%
Coca-Cola Enterprises, 7.00%, 10/1/26	$1,065	$1,301,895
		$1,301,895
Cable Television - 0.1%
Comcast Cable Communication, 8.50%, 5/1/27	$85	$114,310
		$114,310
Conglomerates - 0.5%
ITT Corp., 8.55%, 6/15/09	$450	$508,491
		$508,491
Containers-Paper / Plastic - 0.5%
First Brands Corp., 7.25%, 3/1/07	$505	$530,228
		$530,228
Data Processing-Management - 0.6%
First Data Corp. MTN, 6.375%, 12/15/07	$560	$588,732
		$588,732
Diversified Manufacturing - 2.1%
Eaton Corp., 6.50%, 6/1/25	$400	$474,224
Ingersoll-Rand Co., 6.48%, 6/1/25	69	81,341
Ingersoll-Rand, MTN, 6.015%, 2/15/28	1,310	1,518,814
Ingersoll-Rand, MTN, 6.13%, 11/18/27	90	104,836
		$2,179,215

Security	Principal Amount (000's omitted)	Value
Drugs - 0.4%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$405	$448,135
		$448,135
Financial Services - 5.2%
Associates Corp., N.A., 5.96%, 5/15/37	$30	$35,515
Commercial Credit Corp., 8.70%, 6/15/10	100	119,265
General Electric Capital Corp., 5.00%, 6/15/07	1,000	1,017,577
General Electric Capital Corp., MTN, 3.295%, 3/2/09(1)	710	695,267
Lehman Brothers Holdings, MTN, 3.265%, 4/20/07(1)	675	675,871
Merrill Lynch & Co., MTN, 3.47%, 2/6/09(1)	710	712,102
Merrill Lynch & Co., MTN, 3.664%, 1/31/08(1)	260	259,582
National Rural Utilities, 6.00%, 5/15/06	1,265	1,287,998
SLM Corp., MTN, 3.381%, 7/25/07(1)	635	637,170
		$5,440,347
Foods - 1.4%
Conagra Foods, Inc., 6.70%, 8/1/27	$1,225	$1,447,581
		$1,447,581
Household Products - 0.7%
Procter & Gamble Co., 8.00%, 9/1/24	$485	$673,337
		$673,337
Medical Products - 1.9%
Bard (C.R.), Inc., 6.70%, 12/1/26	$400	$468,912
Beckman Coulter, Inc., 7.05%, 6/1/26	1,200	1,487,207
		$1,956,119
Metals - 0.9%
Barrick Gold Finance Inc., 7.50%, 5/1/07	$885	$936,319
		$936,319
Oil and Gas-Equipment and Services - 0.3%
Transocean Inc., 7.45%, 4/15/27	$240	$307,283
		$307,283
Retail-Building Products - 1.6%
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37	$1,240	$1,625,578
		$1,625,578

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Super Regional Banks - 2.5%
Bank of America Corp., MTN, 6.975%, 3/7/37	$1,090	$1,378,775
First Union Corp., 6.824%, 8/1/26	265	347,202
SunTrust Banks, 6.00%, 2/15/26	115	129,776
SunTrust Banks, 6.00%, 1/15/28	370	417,287
SunTrust Banks, 7.375%, 7/1/06	270	277,289
		$2,550,329
Telecommunications - 1.2%
Harris Corp., 6.35%, 2/1/28	$225	$244,816
Verizon Wireless Capital LLC, 5.375%, 12/15/06	1,000	1,019,472
		$1,264,288
Telephone-Integrated - 1.3%
BellSouth Capital Funding, 6.04%, 11/15/26	$1,250	$1,363,280
		$1,363,280
Utilities - 1.9%
Baltimore Gas and Electric, MTN, 6.73%, 6/12/12	$500	$560,735
Oklahoma Gas and Electric, 6.65%, 7/15/27	1,210	1,428,515
		$1,989,250
Total Corporate Bonds (identified cost $28,854,642)		$31,082,098
Asset Backed Securities - 4.4%
Security	Principal Amount (000's omitted)	Value
BOIT Series 2003-B1, Class B-1, 3.59%, 12/15/10(1)	$935	$941,076
CCCIT Series 2003-A4 Class A4, 3.50%, 3/20/09(1)	1,000	1,001,966
CHAMT Series 2004-1B, Class B, 3.42%, 5/15/09(1)	935	935,535
MBNAS, Series 2003-A3 Class A3, 3.34%, 8/16/10(1)	1,000	1,003,461
TAOT, Series 2003-B Class A3, 3.25%, 8/15/07(1)	657	657,530
Total Asset Backed Securities (identified cost, $4,532,974)		$4,539,568
Mortgage-Backed Securities - 19.0%
Security	Principal Amount (000's omitted)	Value
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	$947	$896,100
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	219	226,956

Security	Principal Amount (000's omitted)	Value
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	$1,039	$1,068,042
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	1,431	1,470,629
FHLMC, PAC CMO, Series 1385-H, 6.50%, 8/15/07	1	595
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	111	112,623
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	924	943,926
FHLMC, PAC CMO, Series 1637-G, 6.00%, 6/15/23(2)	316	320,325
FHLMC, PAC CMO, Series 1642-PH, 5.50%, 3/15/23(2)	86	86,650
FHLMC, PAC CMO, Series 1684-G, 6.50%, 3/15/23(2)	34	33,925
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	401	409,212
FHLMC, PAC CMO, Series 2456-AE, 6.50%, 4/15/31	254	256,091
FHLMC, PAC CMO, Series 2509-QD, 5.50%, 11/15/27	607	609,688
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	1,357	1,360,476
FHLMC, PAC CMO, Series 2542-PY, 5.00%, 6/15/28	600	606,991
FNMA, CMO, Series 2003-25-EC, 4.50%, 3/25/17	894	896,134
FNMA, PAC CMO, Series 1993-117-J, 6.50%, 7/25/08	1,043	1,069,398
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	385	393,656
FNMA, PAC CMO, Series 1994-30-JA, 5.00%, 7/25/23(2)	974	973,380
FNMA, PAC CMO, Series 2002-82-XJ, 4.50%, 9/25/12	1,598	1,600,829
FNMA, PAC CMO, Series 2003-8-QB, 4.50%, 12/25/12	585	586,244
FNMA, Pool #323844, 7.00%, 7/1/14	1,522	1,595,271
FNMA, Pool #448183, 5.50%, 10/1/13	215	220,526
FNMA, Pool #458151, 6.00%, 11/15/18	853	884,584
FNMA, Pool #535454, 6.00%, 2/1/15	363	375,286
FNMA, Pool #545937, 6.00%, 6/1/14	371	384,383
FNMA, Pool #545948, 6.00%, 12/1/14	256	265,014
FNMA, Pool #725169, 8.00%, 3/1/13	788	839,318
GNMA, Pool #780688, 7.00%, 12/15/23(2)	329	350,758
GNMA, Pool #781412, 6.50%, 2/15/17	840	879,205
Total Mortgage-Backed Securities (identified cost, $19,842,881)		$19,716,215

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

U.S. Treasury Obligations - 24.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation Index Note, 3.625%, 1/15/08	$1,204	$1,274,417
U.S. Treasury Note, 2.50%, 9/30/06	1,460	1,441,066
U.S. Treasury Note, 3.00%, 2/15/09	5,000	4,884,770
U.S. Treasury Note, 3.25%, 1/15/09	2,050	2,021,413
U.S. Treasury Note, 4.00%, 2/15/14	6,340	6,380,126
U.S. Treasury Note, 4.75%, 11/15/08	1,000	1,033,438
U.S. Treasury Note, 6.00%, 8/15/09	2,000	2,173,672
U.S. Treasury Note, 6.50%, 2/15/10	5,125	5,720,986
Total U.S. Treasury Obligations (identified cost, $24,726,731)		$24,929,888
U.S. Government Agency Obligations - 19.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Bank, 2.50%, 3/13/06	$2,250	$2,231,399
Federal Home Loan Bank, 2.875%, 8/15/06	445	440,676
Federal Home Loan Mortgage Corp., 1.875%, 2/15/06	885	874,817
Federal Home Loan Mortgage Corp., MTN, 3.00%, 9/29/06	1,400	1,383,913
Federal Home Loan Mortgage Corp., MTN, 3.30%, 9/14/07	1,400	1,385,433
Federal National Mortgage Association, 2.375%, 2/15/07	2,000	1,956,834
Federal National Mortgage Association, 3.35%, 5/10/07	1,305	1,294,697
Federal National Mortgage Association, 2.20%, 12/4/06	2,000	1,956,514
Federal National Mortgage Association, 3.29%, 11/30/06	1,245	1,236,391
Federal National Mortgage Association, 3.31%, 1/26/07	1,400	1,388,430
Federal National Mortgage Association, MTN, 6.625%, 9/15/09	3,000	3,308,925
Tennessee Valley Authority, 4.875%, 12/15/16	825	872,582
Tennessee Valley Authority, 5.88%, 4/1/36	1,275	1,538,024
Total U.S. Government Agency Obligations (identified cost, $19,599,422)		$19,868,635

Commercial Paper - 0.6%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 3.38%, 7/1/05	$606	$606,000
Total Commercial Paper (at amortized cost, $606,000)		$606,000
Short-Term Investments - 1.9%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 99.1% (identified cost $100,162,650)		$102,742,404
Other Assets, Less Liabilities - 0.9%		$891,538
Net Assets - 100.0%		$103,633,942

BOIT - Bank One Issuance Trust

CCCIT - Citibank Credit Card Issuance Trust

CHAMT - Chase Credit Card Master Trust

CMO - Collateralized Mortgage Obligations

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

GNMA - Government National Mortgage Association (Ginnie Mae)

MBNAS - MBNA Credit Card Master Note Trust

MTN - Medium-Term Note

PAC - Planned Amortization Class

TAOT - Toyota Auto Receivables Owner Trust

(1)  Variable rate security. The stated interest rate represents the rate in effect at June 30, 2005.

(2)  Priced by adviser.

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $100,162,650)	$102,742,404
Interest receivable	1,038,615
Total assets	$103,781,019
Liabilities
Due to bank	$107,627
Payable to affiliate for Trustees' fees	1,456
Accrued expenses	37,994
Total liabilities	$147,077
Net Assets applicable to investors' interest in Portfolio	$103,633,942
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$101,054,188
Net unrealized appreciation (computed on the basis of identified cost)	2,579,754
Total	$103,633,942

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Interest	$2,135,181
Total investment income	$2,135,181
Expenses
Investment adviser fee	$316,411
Trustees' fees and expenses	2,845
Custodian fee	33,328
Legal and accounting services	24,068
Miscellaneous	2,753
Total expenses	$379,405
Deduct - Reduction of custodian fee	$18
Total expense reductions	$18
Net expenses	$379,387
Net investment income	$1,755,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$591,644
Net realized gain	$591,644
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$88,514
Net change in unrealized appreciation (depreciation)	$88,514
Net realized and unrealized gain	$680,158
Net increase in net assets from operations	$2,435,952

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$1,755,794	$3,181,676
Net realized gain from investment transactions	591,644	2,201,549
Net change in unrealized appreciation (depreciation) from investments	88,514	(1,751,349)
Net increase in net assets from operations	$2,435,952	$3,631,876
Capital transactions - Contributions	$3,497,642	$10,691,521
Withdrawals	(2,577,355)	(5,689,693)
Net increase in net assets from capital transactions	$920,287	$5,001,828
Net increase in net assets	$3,356,239	$8,633,704
Net Assets
At beginning of period	$100,277,703	$91,643,999
At end of period	$103,633,942	$100,277,703

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001(1)	2000(2)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.76	%(4)	0.75%	0.76%	0.76%	0.75%	0.74	%(4)
Net investment income	3.50	%(4)	3.43%	3.44%	4.70%	5.42%	6.34	%(4)
Portfolio Turnover	22%		71%	65%	55%	46%	47%
Total Return(3)	2.45%		3.98%	3.76%	10.75%	9.04%	-
Net assets, end of period (000's omitted)	$103,634		$100,278	$91,644	$94,066	$91,189	$108,124

(1)  The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 5.76% to 5.42%. Ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.

(2)  For the period from the start of business, March 7, 2000, to December 31, 2000.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(4)  Annualized.

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2005, the Eaton Vance Balanced Fund held a 61.0% interest in the Portfolio and another investor held a 13.7% interest. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

C  Income Taxes - The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

F  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2005, there were $18 credit balances used to reduce the Portfolio's custodian fee.

G  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

H  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Investment Grade Income Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the six months ended June 30, 2005, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $316,411. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred.

3  Investment Transactions

Purchases and sales of investments (including maturities and paydowns), other than U.S. Government and agency securities and short-term obligations, aggregated $686,495 and $8,232,539, respectively. Purchases and sales of U.S. Government and agency securities (including maturities and paydowns) aggregated $24,437,099 and $13,584,089, respectively for the six months ended June 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$100,952,657
Gross unrealized appreciation	$2,808,229
Gross unrealized depreciation	(1,018,482)
Net unrealized appreciation	$1,789,747

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

6  Overdraft Advances

Pursuant to the custodian agreement between the Portfolio and IBT, IBT may in its discretion advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently a rate above the federal funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Fund's assets to the extent of any overdraft. At June 30, 2005, the Portfolio's payment due to IBT pursuant to the foregoing arrangement was $107,627.

7  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	98%	2%
James B. Hawkes	98%	2%
Samuel L. Hayes, III	98%	2%
William H. Park	98%	2%
Ronald A. Pearlman	98%	2%
Norton H. Reamer	98%	2%
Lynn A. Stout	98%	2%
Ralph F. Verni	98%	2%

Results are rounded to the nearest whole number.

Investment Grade Income Portfolio

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Investment Grade Income Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

The Portfolio is one of three underlying funds in which Eaton Vance Balanced Fund (the "Fund") may invest. Boston Management and Research serves as investment adviser to the Portfolio.

In considering the annual approval of the investment advisory agreements, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•  Information regarding the advisory fees borne indirectly by the Fund, including an independent report comparing such fees with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund (which includes the Fund's allocable share of the expense ratios of the Portfolio) to those of comparable funds;

•  Information regarding investment performance of the Fund in comparison to appropriate indices, as well as an independent report comparing the investment performance of the Fund to that of relevant peer groups of funds;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Portfolio assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include portfolio management. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

Investment Grade Income Portfolio

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund and the Portfolio have performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio and borne by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratios, the Special Committee concluded that the expense ratio of the Fund are within a range that is competitive with comparable funds. The Special Committee also considered the extent to which the investment adviser and its affiliates appear to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place for the Portfolio will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the investment adviser may make reimbursement payments to the Portfolio in respect of third party research services obtained by the adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements, nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structures, is in the interests of shareholders.

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	August 22, 2005

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	August 22, 2005